INVENTORY (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Write-off of inventory	$ 668,383	$ 0	$ 0
Inventory write-off	(197,729)	0	0
Cost of Goods Sold [Member]
Statement [Line Items]
Direct material costs recognized as expense.	3,376,123	4,642,761	10,595,521
Inventory write-off	470,654	0	0
General and Administrative Expenses [Member]
Statement [Line Items]
Inventory write-off	$ 197,729	$ 0	$ 0